Parent Entity Information - Summary of Parent Entity Information (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Statement of profit or loss and other comprehensive income
Profit (loss) after income tax	$ 4,094	$ (11,640)	$ (5,690)
Total comprehensive income	3,977	(11,703)	(5,656)
Statement of financial position
Total current assets	26,743	20,895
Total assets	27,426	21,339	22,666
Total current liabilities	3,766	2,547
Total liabilities	3,766	2,595
EQUITY
Issued capital	164,087	164,087	155,580
Share-based payments reserve	2,296	2,840
Accumulated losses	(141,258)	(146,835)
TOTAL EQUITY	23,660	18,744	$ 21,506	$ 18,837
Parent [Member]
Statement of profit or loss and other comprehensive income
Profit (loss) after income tax	3,542	(13,566)
Total comprehensive income	3,542	(13,566)
Statement of financial position
Total current assets	25,095	19,461
Total assets	25,112	19,639
Total current liabilities	3,390	2,351
Total liabilities	3,390	2,399
EQUITY
Issued capital	164,087	164,087
Share-based payments reserve	2,296	2,840
Accumulated losses	(144,661)	(149,687)
TOTAL EQUITY	$ 21,722	$ 17,240